UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4401

NORTH TRACK FUNDS, INC.
(Exact name of registrant as specified in charter)

200 South Wacker Drive
Suite 2000
Chicago, IL 60606
(Address of principal executive offices)--(Zip code)

BRIAN K. ANDREW, PRESIDENT
NORTH TRACK FUNDS, INC.
200 South Wacker Drive
Suite 2000
Chicago, IL 60606
(Name and address of agent for service)

With a copy to:

Conrad G. Goodkind
Quarles & Brady, LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (312) 263-0110

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days af-ter the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Invest-ment Company Act of 1940 (17 CFR 270.30e-1). The Com-mission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information con-tained in Form N-Q unless the Form displays a cur-rently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the infor-mation collection burden esti-mate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information un-der the clearance require-ments of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NORTH TRACK FUNDS, INC.
S&P 100 INDEX FUND

SCHEDULE OF INVESTMENTS
January 31, 2008

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS		99.1%
CONSUMER DISCRETIONARY		5.4%
	CBS Corporation		12,060	$303,791
	Clear Channel Communications, Inc.		8,760	269,020
* #	Comcast Corporation - Class A		54,030	981,185
#	Walt Disney Company		33,470	1,001,757
* #	Ford Motor Company		37,070	246,145
#	General Motors Corporation		9,930	281,118
	The Home Depot,Inc.		29,670	909,979
	McDonald's Corporation		20,780	1,112,769
	Target Corporation		14,590	810,912
	Time Warner, Inc.		63,540	1,000,120

				6,916,796
CONSUMER STAPLES		12.8%
	Altria Group, Inc.		37,030	$2,807,615
	Anheuser-Busch Companies, Inc.		12,890	599,643
	Avon Products, Inc.		7,520	263,350
	Campbell Soup Company		3,900	123,279
	Coca-Cola Company		34,930	2,066,808
	Colgate-Palmolive Company		8,970	690,690
	CVS Caremark Corporation		25,960	1,014,257
	Heinz (H.J.) Company		5,560	236,634
	Kraft Foods, Inc.		27,210	796,165
	PepsiCo, Inc.		28,300	1,929,777
	Procter & Gamble Company		54,580	3,599,551
	Sara Lee Corporation		12,680	178,281
	Wal-Mart Stores, Inc.		41,530	2,113,046

				16,419,095
ENERGY		13.1%
	Baker Hughes, Inc.		5,600	$363,608
	Chevron Corporation		37,120	3,136,640
	ConocoPhillips		28,120	2,258,598
	El Paso Energy Corporation		12,310	202,869
	Exxon Mobil Corporation		96,030	8,296,992
	Halliburton Company		15,480	513,472
	Schlumberger Limited		21,020	1,586,169
	Williams Companies, Inc.		10,450	334,087

				16,692,435
FINANCIALS		18.2%
	The Allstate Corporation		10,020	$493,685
	American Express Company		20,550	1,013,526
	American International Group, Inc.		44,590	2,459,584
	Bank of America Corporation		78,010	3,459,744
	The Bank of New York Mellon Corporation		20,000	932,600
	Capital One Financial Corporation		6,870	376,545
	Citigroup, Inc.		87,740	2,476,023
	The Goldman Sachs Group, Inc.		6,990	1,403,382
	The Hartford Financial Services Group, Inc.		5,510	445,043
	JPMorgan Chase & Company		59,050	2,807,828
	Lehman Brothers Holdings, Inc.		9,320	598,064
	Merrill Lynch & Company, Inc.		15,050	848,820
	Morgan Stanley		18,660	922,364
	NYSE Euronext		4,650	365,723
#	Regions Financial Corporation		12,240	308,938
	U.S. Bancorp		30,330	1,029,704
	Wachovia Corporation		34,700	1,350,871
	Wells Fargo & Company		59,310	2,017,133

				23,309,575
HEALTH CARE		11.2%
	Abbott Laboratories		27,160	1,529,108
*	Amgen, Inc.		19,120	890,801
	Baxter International, Inc.		11,150	677,251
	Bristol-Myers Squibb Company		34,780	806,548
	CIGNA Corporation		4,910	241,376
	Covidien Limited		8,740	390,066
	Johnson & Johnson		50,300	3,181,978
	Medtronic, Inc.		19,860	924,880
	Merck & Company, Inc.		38,250	1,770,210
	Pfizer, Inc.		120,030	2,807,502
	UnitedHealth Group, Inc.		22,720	1,155,085

				14,374,805
INDUSTRIALS		12.1%
	3M Company		12,540	$998,811
	The Boeing Company		13,630	1,133,743
	Burlington Northern Santa Fe Corporation		5,240	453,365
	Caterpillar, Inc.		11,180	795,345
	FedEx Corporation		5,440	508,531
	General Dynamics Corporation		7,080	597,977
+	General Electric Company		177,630	6,289,878
	Honeywell International, Inc.		13,120	774,998
	Norfolk Southern Corporation		6,800	369,852
	Raytheon Company		7,540	491,156
	Rockwell Automation, Inc.		2,610	148,822
	Tyco International Limited.		8,700	342,432
	United Parcel Service - Class B		18,480	1,351,997
	United Technologies Corporation		17,380	1,275,866

				15,532,772
INFORMATION TECHNOLOGY		17.3%
*	Apple, Inc.		15,400	$2,084,544
*	Cisco Systems, Inc.		106,650	2,612,925
*	Dell, Inc.		39,360	788,774
*	EMC Corporation		36,850	584,810
*	Google, Inc.		4,070	2,296,701
	Hewlett-Packard Company		45,310	1,982,313
	Intel Corporation		102,800	2,179,360
	International Business Machines Corporation		24,220	2,599,775
	Microsoft Corporation		141,410	4,609,966
*	Oracle Corporation		69,310	1,424,321
	Texas Instruments, Inc.		24,570	759,950
	Xerox Corporation		16,280	250,712

				22,174,150
MATERIALS		1.9%
	Alcoa, Inc.		14,920	$493,852
	Allegheny Technologies, Inc.		1,790	126,016
	Dow Chemical Company		16,620	642,529
	DuPont (E.I.) de Nemours and Company		15,800	713,844
	International Paper Company		7,520	242,520
	Weyerhaeuser Company		3,690	249,887

				2,468,648
TELECOMMUNICATION		5.2%
	AT&T, Inc.		106,590	$4,102,649
	Sprint Nextel Corporation		50,030	526,816
	Verizon Communications		50,800	1,973,072

				6,602,537
UTILITIES		1.8%
*	The AES Corporation		11,760	$224,381
	American Electric Power Company, Inc.		7,040	301,523
	Entergy Corporation		3,420	369,976
#	Exelon Corporation		11,600	883,804
	Southern Company		13,360	485,636

				2,265,320

Total Common Stocks
	(Cost $ 78,376,718)			$126,756,133

SHORT-TERM INVESTMENTS		2.8%

ABS STUDENT LOANS		0.1%
\	NELNET Student Loan Trust 2003-2 A%
	4.500%, due 02-05-2008		138,651	$138,651

				138,651
CERTIFICATE OF DEPOSIT		0.2%
\	National City Bank Note
	3.200%, due 04-18-2008		225,950	$226,088

				226,088
COMMERCIAL PAPER		0.9%
\	AGA Capital, Inc.
	3.100%, due 02-01-2008		164,327	164,313
\	Concord Minutemen Cap Co. A4(2)144A
	3.801%, due 02-01-2008		205,409	205,366
\	Cooperative Assn Tractor DCP Series B
	3.753%, due 02-04-2008		154,057	153,944
\	Lexington Parker Capital CO LLC 4(2)144A
	3.801%, due 02-01-2008		205,409	205,366
\	Mass College of Pharmacy DCP
	4.292%, due 02-06-2008		11,421	11,390
\	Morgan St Dean Witter CP
	3.195%, due 02-14-2008		205,409	205,409
\	Queens Health Systems 4(2)144A
	3.504%, due 02-05-2008		205,409	205,149

				1,150,937
CORPORATE NOTE		0.3%
\	General Electric Capital
	3.285%, due 05-19-2008		102,705	102,705
\	Merrill Lynch & Co.
	3.193%, due 07-07-2008		308,114	308,565

				411,270
MASTER NOTE		0.4%
\	Bear Stearns and Company
	3.325%, due 02-06-2008		256,761	256,761
\	JP Morgan Securities
	3.225%, due 02-15-2008		256,761	256,761

				513,522
REPURCHASE AGREEMENT		0.1%
\	Lehman Brothers Agencies
	Triparty Repurchase Agreement		60,902	60,902
	2.850%, due 02-01-2008
	collateralized by Tennessee Valley Authority
	Bond, 5.625%, due 01-18-2011			60,902

MONEY MARKET		0.8%
	Highmark Diversified Money Market Fund,
	Fiduciary Shares		1,043,330	1,043,330

				$1,043,330

Total Short-Term Investments				$3,544,700
	(Cost $ 3,544,700)

TOTAL INVESTMENTS		101.9%		$130,300,833
	(Cost $ 81,921,418)
LESS COLLATERAL HELD FOR SECURITIES
	ON LOAN	(2.0)%		(2,501,370)
OTHER ASSETS, LESS OTHER LIABILITIES		0.1%		56,072

NET ASSETS		100.0%		$127,855,535

*	Non-income producing
+	A portion of the security is designated as collateral against futures and options
#	All or a portion of security is on loan
\	Security purchased with cash received to collateralize loaned securities

	Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
NYSE ARCA TECH 100 INDEX FUND

SCHEDULE OF INVESTMENTS
January 31, 2008

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS		99.4%
AEROSPACE & DEFENSE		7.8%
	Goodrich Corporation		100,100	$6,261,255
	Lockheed Martin Corporation		100,100	10,802,792
	Raytheon Company		100,100	6,520,514

				23,584,561
BIOTECHNOLOGY		8.5%
*	Amgen, Inc.		100,100	$4,663,659
* #	Biogen Idec, Inc.		100,100	6,101,095
*	Genentech, Inc.		100,100	7,026,019
* #	Genzyme Corporation		100,100	7,820,813

				25,611,586
COMMUNICATIONS EQUIPMENT		11.8%
* #	3Com Corporation		100,100	$413,413
* #	ADC Telecommunications, Inc.		100,100	1,480,479
	Alcatel-Lucent ADR		100,100	633,633
* #	Arris Group, Inc.		100,100	879,879
* #	CIENA Corporation		100,100	2,715,713
*	Cisco Systems, Inc.		100,100	2,452,450
	Corning, Inc.		100,100	2,409,407
	Harris Corporation		100,100	5,474,469
* #	InterDigital, Inc.		100,100	2,023,021
	Ixia		100,100	740,740
* #	JDS Uniphase Corporation		100,100	1,042,041
*	Juniper Networks, Inc.		100,100	2,717,715
	Motorola, Inc.		100,100	1,154,153
	Nokia Corp - ADR		100,100	3,698,695
* #	Packeteer, Inc.		100,100	496,496
*	Polycom, Inc.		100,100	2,527,525
	QUALCOMM, Inc.		100,100	4,246,242
* #	Tellabs, Inc.		100,100	682,682

				35,788,753
COMPUTERS & PERIPHERALS		14.0%
* #	Adaptec, Inc.		100,100	$312,312
*	Apple, Inc.		100,100	13,549,536
*	Dell, Inc.		100,100	2,006,004
* #	EMC Corporation		100,100	1,588,587
	Hewlett-Packard Company		100,100	4,379,375
+	International Business Machines Corporation		100,100	10,744,734
*	Network Appliance, Inc.		100,100	2,324,322
*	QLogic Corporporation		100,100	1,431,430
	Seagate Technology		100,100	2,029,027
*	Sun Microsystems, Inc.		100,100	1,751,750
* #	Teradata Corporation		100,100	2,384,382

				42,501,459
ELECTRONIC EQUIPMENT
& INSTRUMENTS		1.6%
* #	Agilent Technologies, Inc.		100,100	$3,394,391
	Jabil Circuit, Inc.		100,100	1,326,325

				4,720,716
HEALTH CARE EQUIPMENT &		3.3%
SUPPLIES
* #	Boston Scientific Corporation		100,100	$1,214,213
#	Medtronic, Inc.		100,100	4,661,657
*	St. Jude Medical, Inc.		100,100	4,055,051

				9,930,921
INTERNET SOFTWARE		6.5%
& SERVICES
* #	Digital River, Inc.		100,100	$3,753,750
*	eBay, Inc.		100,100	2,691,689
* #	j2 Global Communications, Inc.		100,100	2,193,191
* #	Open Text Corporation		100,100	3,091,088
* #	RealNetworks, Inc.		100,100	583,583
*	Verisign, Inc.		100,100	3,395,392
* #	Websense, Inc.		100,100	2,052,050
* #	Yahoo!, Inc.		100,100	1,919,918

				19,680,661

IT SERVICES		5.8%
	Automatic Data Processing, Inc.		100,100	$4,061,057
*	Computer Sciences Corporation		100,100	4,236,232
*	DST Systems, Inc.		100,100	7,157,150
	Electronic Data Systems		100,100	2,012,010

				17,466,449

LIFE SCIENCES TOOLS & SERVICES		5.1%
	Applera Corporation -
	Applied Biosystems Group		100,100	3,156,153
* #	Millipore Corporation		100,100	7,022,015
* #	Thermo Fisher Scientific, Inc.		100,100	5,154,149

				15,332,317

OFFICE ELECTRONICS		0.5%
	Xerox Corporation		100,100	$1,541,540

PHARMACEUTICALS		2.4%
	Biovail Corporation		100,100	$1,371,370
	Novartis AG - ADR		100,100	5,066,061
* #	ViroPharma, Inc.		100,100	886,886

				7,324,317

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT		12.9%
	Altera Corporation		100,100	$1,690,689
	Analog Devices, Inc.		100,100	2,838,836
	Applied Materials, Inc.		100,100	1,793,792
* #	Broadcom Corporation - Class A		100,100	2,210,208
* #	Cypress Semiconductor Corporation		100,100	2,127,125
	Intel Corporation		100,100	2,122,120
#	KLA-Tencor Corporation		100,100	4,182,178
* #	Lam Research Corporation		100,100	3,842,839
#	Linear Technology Corporation		100,100	2,769,767
*	LSI Corporation		100,100	522,522
* #	Micron Technology, Inc.		100,100	703,703
	National Semiconductor Corporation		100,100	1,844,843
* #	Novellus Systems, Inc.		100,100	2,378,376
*	Qimonda AG ADR		100,100	687,687
* #	Standard Microsystems Corporation		100,100	2,994,992
* #	Teradyne, Inc.		100,100	1,098,097
	Texas Instruments, Inc.		100,100	3,096,093
#	Xilinx, Inc.		100,100	2,189,187

				39,093,054
SOFTWARE		19.2%
*	Adobe Systems, Inc.		100,100	$3,496,493
*	Amdocs Limited		100,100	3,312,309
*	Autodesk, Inc.		100,100	4,119,115
*	BEA Systems, Inc.		100,100	1,870,869
*	BMC Software, Inc.		100,100	3,207,204
	CA, Inc.		100,100	2,205,203
*	Cadence Design Systems, Inc.		100,100	1,016,015
*	Check Point Software Technologies Ltd.		100,100	2,132,130
*	Citrix Systems, Inc.		100,100	3,465,462
*	Cognos, Inc.		100,100	5,805,800
* #	Compuware Corporation		100,100	850,850
*	McAfee, Inc.		100,100	3,369,366
* #	Mentor Graphics Corporation		100,100	825,825
	Microsoft Corporation		100,100	3,263,260
*	Novell, Inc.		100,100	636,636
*	Oracle Corporation		100,100	2,057,055
* #	Progress Software Corporation		100,100	2,954,952
*	Red Hat, Inc.		100,100	1,869,868
#	SAP AG - ADR		100,100	4,784,780
* #	Sybase, Inc.		100,100	2,824,822
*	Symantec Corporation		100,100	1,794,793
* #	Synopsys, Inc.		100,100	2,204,202

				58,067,009

Total Common Stocks
	(Cost $ 280,261,269)			$300,643,343

EXCHANGE TRADED FUND		0.1%
* ^	Ziegler Exchange Traded Trust
	NYSE Arca Tech 100 EFT		7,200	$166,176
	(Cost $ 188,999)

SHORT-TERM INVESTMENTS		18.5%

ABS STUDENT LOANS		1.0%
\	NELNET Student Loan Trust 2003-2 A%
	4.500%, due 02-05-2008		3,071,869	$3,071,869

				3,071,869
CERTIFICATE OF DEPOSIT		1.7%
\	National City Bank Note
	3.200%, due 04-18-2008		5,006,009	$5,009,072

				5,009,072
COMMERCIAL PAPER		8.4%
\	AGA Capital, Inc.
	3.100%, due 02-01-2008		3,640,734	$3,640,420
\	Concord Minutemen Cap Co. A4(2)144A
	3.801%, due 02-01-2008		4,550,917	4,549,957
\	Cooperative Assn Tractor DCP Series B
	3.753%, due 02-04-2008		3,413,188	3,410,699
\	Lexington Parker Capital CO LLC 4(2)144A
	3.801%, due 02-01-2008		4,550,917	4,549,957
\	Mass College of Pharmacy DCP
	4.292%, due 02-06-2008		253,031	252,339
\	Morgan St Dean Witter CP
	3.195%, due 02-14-2008		4,550,917	4,550,917
\	Queens Health Systems 4(2)144A
	3.504%, due 02-05-2008		4,550,917	4,545,166

				25,499,455
CORPORATE NOTE		3.0%
\	General Electric Capital
	3.285%, due 05-19-2008		2,275,459	$2,275,459
\	Merrill Lynch & Co.
	3.193%, due 07-07-2008		6,826,376	6,836,370

				9,111,829
MASTER NOTE		3.8%
\	Bear Stearns and Company
	3.325%, due 02-06-2008		5,688,647	$5,688,647
\	JP Morgan Securities
	3.225%, due 02-15-2008		5,688,647	5,688,647

				11,377,294
REPURCHASE AGREEMENT		0.4%
\	Lehman Brothers Agencies
	Triparty Repurchase Agreement
	2.850%, due 02-01-2008
	collateralized by Tennessee Valley Authority
	Bond, 5.625%, due 01-18-2011		1,349,307	$1,349,307

				1,349,307
MONEY MARKET		0.2%
	Highmark Diversified Money Market Fund,
	Fiduciary Shares		647,867	$647,867

	Total Short-Term Investments			56,066,693
	(Cost $ 56,066,693)

TOTAL INVESTMENTS		118.0%		$356,876,212
	(Cost $ 336,516,961)
LESS COLLATERAL HELD FOR SECURITIES
	ON LOAN	(18.3)%		(55,418,826)
OTHER ASSETS,
	LESS OTHER LIABILITIES	0.3%		843,308
NET ASSETS		100.0%		302,300,694

*	Non-income producing
+	A portion of the security is designated as collateral against futures
#	All or a portion of security is on loan
\	Security purchased with cash received to collateralize loaned securities
^	Affiliated security
ADR	American Depository Receipts

	Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS
January 31, 2008

		Number
		of Shares	Market
		or Par Value	Value

COMMON STOCKS	99.3%
CONSUMER DISCRETIONARY	9.0%
CBS Corporation		28,850	$726,732
Newell Rubbermaid, Inc.		28,895	696,947
Snap-on, Inc.		15,480	760,378
Tupperware Brands Corporation		24,690	913,530

			3,097,587
CONSUMER STAPLES	13.9%
Altria Group, Inc.		11,240	$852,217
Anheuser-Busch Companies, Inc.		16,130	750,368
ConAgra Foods, Inc.		35,225	758,394
Kimberly-Clark Corporation		11,700	768,105
Loews Corporation-Carolina Group		9,886	811,937
Reynolds American, Inc.		12,980	822,023

			4,763,044
ENERGY	11.0%
BP plc ADR		9,130	$582,038
Chevron Corporation		7,990	675,155
ConocoPhillips		8,560	687,539
Exxon Mobil Corporation		7,960	687,744
Royal Dutch Shell plc ADR-Class B		4,880	337,452
TransCanada Corporation		20,950	821,869

			3,791,797
FINANCIALS	16.8%
ACE Limited		13,410	$782,339
American Capital Strategies Limited		7,740	272,216
Apartment Investment & Management Company		18,630	738,493
Bank of America Corporation		17,380	770,803
Citigroup, Inc.		16,860	475,789
Rayonier, Inc.		17,930	758,798
Wachovia Corporation		16,760	652,467
Wells Fargo & Company		23,540	800,595
XL Capital Limited-Class A		11,430	514,350

			5,765,850
HEALTH CARE	12.2%
Biovail Corporation		41,830	$573,071
Bristol-Myers Squibb Company		42,160	977,690
Johnson & Johnson		19,360	1,224,714
Merck & Company, Inc.		21,760	1,007,053
Pfizer, Inc.		17,101	399,992

			4,182,520
INDUSTRIALS	11.8%
Deluxe Corporation		20,840	$506,829
General Electric Company		20,640	730,862
Honeywell International, Inc.		6,960	411,127
Pitney Bowes, Inc.		18,110	664,637
Republic Services, Inc.		12,360	370,800
Steelcase, Inc.		17,570	269,348
Textron, Inc.		7,240	405,802
Waste Management, Inc.		21,820	707,841

			4,067,246
INFORMATION TECHNOLOGY	10.5%
Diebold, Inc.		20,550	$531,834
International Business Machines Corporation		9,254	993,324
Intel Corporation		31,950	677,340
Microsoft Corporation		24,290	791,854
Seagate Technology		30,710	622,492

			3,616,844
MATERIALS	4.1%
Packaging Corporation of America		27,320	$662,237
PPG Industries, Inc.		11,180	738,886

			1,401,123
TELECOMMUNICATION	5.3%
AT&T, Inc.		20,275	$780,385
Embarq Corporation		7,740	350,622
Verizon Communications		18,180	706,111

			1,837,118
UTILITIES	4.6%
NSTAR		24,263	$786,849
TECO Energy, Inc.		48,250	804,327

			1,591,176

Total Common Stocks
(Cost $ 36,326,406)			$34,114,305

SHORT-TERM INVESTMENTS	0.4%

MONEY MARKET
Highmark Diversified Money Market Fund,
Fiduciary Shares		143,627	143,627

Total Short-Term Investments			143,627
(Cost $ 143,627)

TOTAL INVESTMENTS	99.7%		34,257,932
(Cost $ 36,470,033)
OTHER ASSETS, LESS LIABILITIES
	0.3%		91,613
NET ASSETS	100.0%		34,349,545

ADR	American Depository Receipt

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
DOW JONES U.S. HEALTH CARE 100 PLUS FUND

SCHEDULE OF INVESTMENTS
January 31, 2008

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS -		99.6%
BIOTECHNOLOGY		12.8%
*	Alexion Pharmaceuticals, Inc.		1,300	$84,916
*	Amgen, Inc.		34,000	1,584,060
* #	Amylin Pharmaceuticals, Inc.		4,800	142,320
*	Biogen Idec, Inc.		7,400	451,030
*	Celgene Corporation		12,900	723,819
* #	Cephalon, Inc.		2,363	155,084
*	Genentech, Inc.		15,000	1,052,850
*	Genzyme Corporation		8,709	680,434
*	Gilead Sciences, Inc.		29,400	1,343,286
*	Human Genome Sciences, Inc.		3,300	18,414
*	ImClone Systems, Inc.		2,200	95,634
*	Millennium Pharmaceuticals, Inc.		11,300	171,421
*	Neurocrine Biosciences, Inc.		100	539
* #	OSI Pharmaceuticals, Inc.		2,000	79,760
*	Vertex Pharmaceuticals, Inc.		4,600	93,656

				6,677,223
HEALTH CARE EQUIPMENT		20.3%
AND SUPPLIES
* #	Advanced Medical Optics, Inc.		1,800	$37,854
#	Alcon, Inc.		2,600	369,200
	Baxter International, Inc.		23,000	1,397,020
	Beckman Coulter, Inc.		4,700	312,550
	Becton Dickinson and Company		9,672	836,918
*	Boston Scientific Corporation		46,600	565,258
	C. R. Bard, Inc.		3,522	340,120
#	Cooper Companies. Inc.		1,500	59,070
	Covidien Limited		16,400	731,932
	DENTSPLY International, Inc.		4,962	204,980
*	Edwards Lifesciences Corporation		2,018	93,373
	Hillenbrand Industries, Inc.		5,405	279,547
* #	Hologic, Inc.		4,400	283,184
*	Hospira, Inc.		5,500	226,105
*	IDEXX Laboratories, Inc.		2,200	124,014
* #	Immucor, Inc.		2,400	69,216
*	Intuitive Surgical, Inc.		1,300	330,200
*	Inverness Medical Innovations, Inc.		2,600	117,130
*	Kinetic Concepts, Inc.		1,900	94,582
	Medtronic, Inc.		35,500	1,653,235
* #	ResMed, Inc.		2,700	125,766
*	Respironics, Inc.		2,570	168,361
	STERIS Corporation		8,300	205,674
*	St. Jude Medical, Inc.		11,624	470,888
	Stryker Corporation		10,500	703,185
*	Varian Medical Systems, Inc.		4,500	233,955
*	Zimmer Holdings, Inc.		8,100	633,987

				10,667,304
HEALTH CARE PROVIDERS		18.0%
AND SERVICES
	Aetna, Inc.		19,500	$1,038,570
* #	Apria Healthcare Group, Inc.		9,400	199,468
#	Brookdale Senior Living, Inc.		1,200	26,784
	CIGNA Corporation		13,000	639,080
*	Community Health Systems, Inc.		3,400	109,140
*	Coventry Health Care, Inc.		5,400	305,532
*	DaVita, Inc.		3,724	198,675
*	Express Scripts, Inc.-Class A		7,280	491,327
	Health Management Associates, Inc.-Class A		7,500	40,425
*	Health Net, Inc.		3,840	178,522
* #	Henry Schein, Inc.		3,100	180,203
*	Humana, Inc.		5,682	456,265
*	Laboratory Corporation of America Holdings		4,080	301,430
* #	LifePoint Hospitals, Inc.		1,900	51,300
*	Lincare Holdings, Inc.		2,777	92,780
*	Medco Health Solutions, Inc.		17,500	876,400
*	Patterson Companies, Inc.		4,600	147,384
*	Pediatrix Medical Group, Inc.		1,700	115,753
#	Quest Diagnostics, Inc.		5,242	258,535
*	Sierra Health Services, Inc.		1,800	77,364
* #	Tenet Healthcare Corporation		16,500	73,095
	UnitedHealth Group, Inc.		39,400	2,003,096
	Universal Health Services, Inc. - Class B		1,800	84,834
*	WellCare Health Plans, Inc.		1,400	65,786
*	Wellpoint, Inc.		17,900	1,399,780

				9,411,528
LIFE SCIENCES TOOLS & SERVICES		4.4%
* #	Affymetrix, Inc.		2,200	$44,132
	Applera Corporation -
	Applied Biosystems Group		11,400	359,442
*	Charles River Laboratories International, Inc.		2,400	149,040
*	Covance, Inc.		2,272	188,940
* #	Illumina, Inc.		2,000	127,400
*	Invitrogen Corporation		1,629	139,556
* #	Millipore Corporation		1,900	133,285
	Pharmaceutical Product Development, Inc.		3,736	161,993
*	Techne Corporation		1,365	88,725
*	Thermo Fisher Scientific, Inc.		13,900	715,711
*	Waters Corporation		3,400	195,330

				2,303,554
PHARMACEUTICALS		44.1%
	Abbott Laboratories		45,800	$2,578,540
	Allergan, Inc.		7,900	530,801
*	Barr Pharmaceuticals, Inc.		3,800	198,322
*	BioMarin Pharmaceutical, Inc.		4,800	177,888
	Bristol-Myers Squibb Company		61,700	1,430,823
	Eli Lilly and Company		30,100	1,550,752
*	Endo Pharmaceuticals Holdings, Inc.		4,700	122,858
*	Forest Laboratories, Inc.		10,733	426,851
	Johnson & Johnson		79,700	5,041,822
*	King Pharmaceuticals, Inc.		8,400	88,116
	Medicis Pharmaceutical Corporation		1,700	34,527
	Merck & Company, Inc.		66,700	3,086,876
#	Mylan, Inc.		20,600	307,146
*	Par Pharmaceutical Companies, Inc.		800	15,344
	Pfizer, Inc.		201,200	4,706,068
	Schering-Plough Corporation		52,000	1,017,640
*	Valeant Pharmaceuticals International		2,236	25,312
*	Watson Pharmaceuticals, Inc.		3,559	92,925
	Wyeth		41,300	1,643,740

				23,076,351
Total Common Stocks
	(Cost $ 38,678,319)			52,135,960

SHORT-TERM INVESTMENTS		4.9%

ABS STUDENT LOANS		0.2%
\	NELNET Student Loan Trust 2003-2 A%
	4.500%, due 02-05-2008		136,479	$136,479

				136,479
CERTIFICATE OF DEPOSIT		0.4%
\	National City Bank Note
	3.200%, due 04-18-2008		222,410	$222,546

				222,546
COMMERCIAL PAPER		2.2%
\	AGA Capital, Inc.
	3.100%, due 02-01-2008		161,752	$161,738
\	Concord Minutemen Cap Co. A4(2)144A
	3.801%, due 02-01-2008		202,190	202,148
\	Cooperative Assn Tractor DCP Series B
	3.753%, due 02-04-2008		151,643	151,532
\	Lexington Parker Capital CO LLC 4(2)144A
	3.801%, due 02-01-2008		202,190	202,148
\	Mass College of Pharmacy DCP
	4.292%, due 02-06-2008		11,242	11,211
\	Morgan St Dean Witter CP
	3.195%, due 02-14-2008		202,190	202,190
\	Queens Health Systems 4(2)144A
	3.504%, due 02-05-2008		202,190	201,935

				1,132,902
CORPORATE NOTE		0.8%
\	General Electric Capital
	3.285%, due 05-19-2008		101,095	$101,095
\	Merrill Lynch & Co.
	3.193%, due 07-07-2008		303,286	303,730

				404,825
MASTER NOTE		1.0%
\	Bear Stearns and Company
	3.325%, due 02-06-2008		252,738	$252,738
\	JP Morgan Securities
	3.225%, due 02-15-2008		252,738	252,738

				505,476
REPURCHASE AGREEMENT		0.1%
\	Lehman Brothers Agencies
	Triparty Repurchase Agreement
	2.850%, due 02-01-2008
	collateralized by Tennessee Valley Authority
	Bond, 5.625%, due 01-18-2011		252,738	$59,948

				59,948

MONEY MARKET		0.2%
	Highmark Diversified Money
	Market Fund, Fiduciary Shares		110,987	$110,987

Total Short-Term Investments				2,573,163
	(Cost $ 2,573,163)

TOTAL INVESTMENTS		104.5%		54,709,123
	(Cost $ 41,251,482)
LESS COLLATERAL HELD FOR
SECURITIES ON LOAN		(4.7)%		(2,462,176)
OTHER ASSETS,
LESS OTHER LIABILITIES		0.2%		110,528

NET ASSETS		100.0%		52,357,475

*	Non-income producing
#	All or a portion of security is on loan
\	Security purchased with cash received to collateralize loaned securities

	Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
DOW JONES U.S. FINANCIAL 100 PLUS FUND

SCHEDULE OF INVESTMENTS
January 31, 2008

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS -		99.5%
CAPITAL MARKETS		17.6%
	Ameriprise Financial, Inc.		6,900	$381,639
	The Bank of New York Mellon Corporation		21,900	1,021,197
#	Bear Stearns Companies, Inc.		2,000	180,600
	The Charles Schwab Corporation		18,000	401,400
* #	E*TRADE Financial Corporation		7,300	36,281
	Franklin Resources, Inc.		3,200	333,536
	The Goldman Sachs Group, Inc.		6,900	1,385,313
#	Janus Capital Group, Inc.		3,200	86,432
	Legg Mason, Inc.		2,500	180,000
	Lehman Brothers Holdings, Inc.		10,200	654,534
	Merrill Lynch & Company, Inc.		15,500	874,200
	Morgan Stanley		18,500	914,455
	Northern Trust Corporation		3,700	271,432
	State Street Corporation		7,400	607,688
	T. Rowe Price Group, Inc.		5,000	252,950

				7,581,657
COMMERCIAL BANKS		18.3%
#	BB&T Corporation		10,500	$380,940
#	Comerica, Inc.		2,800	122,136
	Commerce Bancshares, Inc.		2,900	128,789
	Fifth Third Bancorp		9,300	252,030
#	First Horizon National Corporation		2,200	47,674
	Huntington Bancshares, Inc.		6,800	91,460
	KeyCorp		6,900	180,435
#	M&T Bank Corporation		1,400	128,478
#	Marshall & Ilsley Corporation		4,700	131,130
	National City Corporation		10,700	190,353
	PNC Financial Services Group		6,500	426,530
#	Popular, Inc.		4,600	62,192
	Regions Financial Corporation		13,300	335,692
	SunTrust Banks, Inc.		6,700	461,965
	Synovus Financial Corporation		5,000	66,050
	TCF Financial Corporation		2,100	44,625
	U.S. Bancorp		33,200	1,127,140
	Wachovia Corporation		38,200	1,487,126
	Wells Fargo & Company		61,400	2,088,214
#	Zions Bancorporation		2,000	109,480
				7,862,439
CONSUMER FINANCE		3.8%
	American Express Company		19,900	$981,468
	Capital One Financial Corporation		7,900	432,999
	Discover Financial Services		8,200	143,500
	SLM Corporation		3,800	82,650
				1,640,617
DIVERSIFIED FINANCIAL SERVICES		25.4%
	Bank of America Corporation		86,600	$3,840,710
	The CIT Group, Inc.		8,500	237,660
	Citigroup, Inc.		99,400	2,805,068
	CME Group, Inc.		500	309,450
*	Intercontinental Exchange, Inc.		1,300	181,948
	JPMorgan Chase & Company		65,100	3,095,505
#	Moody's Corporation		4,100	143,459
	NYSE Euronext		3,600	283,140
				10,896,940
INSURANCE		24.5%
	ACE Limited		8,400	$490,056
	AFLAC, Inc.		9,400	576,502
	The Allstate Corporation		10,900	537,043
#	Ambac Financial Group, Inc.		1,600	18,752
#	American Financial Group, Inc.		4,500	124,785
	American International Group, Inc.		42,900	2,366,364
	Aon Corporation		4,900	213,248
	W. R. Berkley Corporation		7,300	220,898
	The Chubb Corporation		7,300	378,067
	Cincinnati Financial Corporation		2,900	111,766
	Everest Re Group Limited		1,200	122,028
	Genworth Financial Inc.		8,300	202,022
	The Hartford Financial Services Group, Inc.		7,700	621,929
	Lincoln National Corporation		5,200	282,672
	Loews Corporation		11,300	527,597
	Marsh & McLennan Companies		10,300	284,280
#	MBIA, Inc.		2,200	34,100
	MetLife, Inc.		8,700	513,039
	Old Republic International Corporation		4,200	62,706
	Principal Financial Group, Inc.		5,000	298,050
	The Progressive Corporation		12,400	230,144
	Prudential Financial, Inc.		10,200	860,574
	SAFECO Corporation		4,300	229,491
	Torchmark Corporation		1,700	103,802
	The Travelers Companies, Inc.		12,300	591,630
	Unum Group		12,900	291,798
	Willis Group Holdings Limited		2,000	70,480
	XL Capital Limited - Class A		3,400	153,000
				10,516,823
IT SERVICES		0.6%
#	MasterCard, Inc.		1,300	$269,100
				269,100
REAL ESTATE INVESTMENTS TRUSTS (REITS)		5.5%
#	Avalonbay Communities, Inc.		1,500	$140,925
	Boston Properties, Inc.		2,200	202,224
	Developers Diversified Realty Corporation		2,300	94,645
	Duke Realty Corporation		2,700	63,828
	Equity Residential		5,100	190,791
#	HCP, Inc.		4,100	124,681
	Host Hotels & Resorts, Inc.		9,800	164,052
#	iStar Financial, Inc.		2,300	61,364
#	Kimco Realty Corporation		4,100	146,821
#	Plum Creek Timber Company, Inc.		3,200	133,600
	Potlatch Corporation		3,000	128,790
#	Public Storage, Inc.		2,400	187,800
	Simon Property Group, Inc.		4,300	375,734
#	SL Green Realty Corporation		1,100	102,091
#	Vornado Realty Trust		2,700	244,080
				2,361,426
THRIFTS AND MORTGAGE FINANCE		3.8%
#	Countrywide Financial Corporation		10,500	$73,080
	Fannie Mae		18,700	633,182
	Freddie Mac		12,600	382,914
#	MGIC Investment Corporation		1,400	25,900
#	New York Community Bancorp, Inc.		6,000	111,300
#	Radian Group, Inc.		1,100	10,054
#	Sovereign Bancorp, Inc.		6,000	74,820
#	Washington Mutual, Inc.		16,500	328,680
				1,639,930

Total Common Stocks
	(Cost $ 37,583,633)			$42,768,932

SHORT-TERM INVESTMENTS		7.1%

ABS STUDENT LOANS		0.4%
\	NELNET Student Loan Trust 2003-2 A%
	4.500%, due 02-05-2008		163,672	$163,672

				163,672
CERTIFICATE OF DEPOSIT		0.6%
\	National City Bank Note
	3.200%, due 04-18-2008		266,725	$266,889

				266,889
COMMERCIAL PAPER		3.2%
\	AGA Capital, Inc.
	3.100%, due 02-01-2008		193,982	$193,965
\	Concord Minutemen Cap Co. A4(2)144A
	3.801%, due 02-01-2008		242,478	242,427
\	Cooperative Assn Tractor DCP Series B
	3.753%, due 02-04-2008		181,858	181,726
\	Lexington Parker Capital CO LLC 4(2)144A
	3.801%, due 02-01-2008		242,478	242,427
\	Mass College of Pharmacy DCP
	4.292%, due 02-06-2008		13,482	13,445
\	Morgan St Dean Witter CP
	3.195%, due 02-14-2008		242,478	242,478
\	Queens Health Systems 4(2)144A
	3.504%, due 02-05-2008		242,478	242,171

				1,358,639
CORPORATE NOTE		1.1%
\	General Electric Capital
	3.285%, due 05-19-2008		121,239	$121,239
\	Merrill Lynch & Co.
	3.193%, due 07-07-2008		363,717	364,249

				485,488
MASTER NOTE		1.4%
\	Bear Stearns and Company
	3.325%, due 02-06-2008		303,097	$303,097
\	JP Morgan Securities
	3.225%, due 02-15-2008		303,097	303,097

				606,194
REPURCHASE AGREEMENT		0.2%
\	Lehman Brothers Agencies
	Triparty Repurchase Agreement
	2.850%, due 02-01-2008
	collateralized by Tennessee Valley Authority
	Bond, 5.625%, due 01-18-2011		71,892	$71,892

				71,892
MONEY MARKET		0.2%
	Highmark Diversified Money
	Market Fund, Fiduciary Shares		84,745	$84,745

				84,745

Total Short-Term Investments				3,037,519
	(Cost $ 3,037,519)

TOTAL INVESTMENTS		106.6%		45,806,451
	(Cost $ 40,621,152)
LESS COLLATERAL HELD FOR
SECURITIES ON LOAN		(6.9)%		(2,952,774)
OTHER ASSETS
LESS OTHER LIABILITIES		0.3%		119,513

NET ASSETS		100.0%		42,973,190

*	Non-income producing
#	All or a portion of security is on loan
\	Security purchased with cash received to collateralize loaned securities

	Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS
January 31, 2008

		Number	Market
		of Shares	Value

UNDERLYING FUNDS	99.7%

Dow Jones U.S. Financial 100
Plus Fund - Class F		1,520,675	$15,586,916
Dow Jones U.S. Health Care 100
Plus Fund - Class F		1,232,963	14,746,241
NYSE Arca Tech 100 Index Fund
- Class F *		570,897	14,129,706

Total Common Stocks			44,462,863
(Cost $ 41,123,089)

TOTAL INVESTMENTS	99.7%		44,462,863
(Cost $ 41,123,089)
OTHER ASSETS,
LESS LIABILITIES	0.3%		143,973

NET ASSETS	100.0%		44,606,836

* Non-income producing

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
GENEVA GROWTH FUND

SCHEDULE OF INVESTMENTS
January 31, 2008

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS		100.0%
AUTOS & TRANSPORTATION		4.2%
	C. H. Robinson Worldwide, Inc.		81,805	$4,543,449
#	Expeditors International of Washington, Inc.		100,375	4,746,734

				9,290,183
CONSUMER DISCRETIONARY		17.3%
*	Coach, Inc.		114,605	$3,673,090
* #	Dick's Sporting Goods, Inc.		186,110	6,057,880
* #	Electronic Arts, Inc.		67,380	3,191,791
#	Fastenal Company		124,150	5,016,902
* #	LKQ Corporation		189,035	3,381,836
	Manpower, Inc.		54,525	3,067,577
*	O'Reilly Automotive, Inc.		174,040	5,121,997
* #	Panera Bread Company		77,900	2,943,062
#	PETsMART, Inc.		138,310	3,163,150
* #	Tractor Supply Company		63,175	2,434,765

				38,052,050
CONSUMER STAPLES
	Church & Dwight Company, Inc.	1.2%	50,570	$2,691,335

				2,691,335
FINANCIAL SERVICES		11.8%
* #	Affiliated Managers Group, Inc.		35,055	$3,446,257
#	CME Group, Inc.		6,353	3,931,871
#	East West Bancorp, Inc.		83,405	2,006,724
#	Eaton Vance Corporation		64,230	2,393,852
	FactSet Research Systems, Inc.		58,460	3,269,668
*	Fiserv, Inc.		80,175	4,118,590
#	Global Payments, Inc.		90,290	3,376,846
* #	Huron Consulting Group, Inc.		47,935	3,442,692

				25,986,500
HEALTH CARE		24.4%
	C. R. Bard, Inc.		51,000	$4,925,070
* #	Cerner Corporation		73,455	3,849,042
*	Covance, Inc.		62,730	5,216,627
*	Coventry Health Care, Inc.		70,225	3,973,330
	DENTSPLY International, Inc.		95,035	3,925,896
* #	Healthways, Inc.		61,165	3,443,589
* #	Hologic, Inc.		68,410	4,402,868
*	IDEXX Laboratories, Inc.		80,480	4,536,658
* #	ResMed, Inc.		55,770	2,597,767
*	Stericycle, Inc.		112,165	6,646,898
	Stryker Corporation		77,490	5,189,505
* #	Varian Medical Systems, Inc.		95,550	4,967,644

				53,674,894
OTHER ENERGY		8.5%
*	FMC Technologies, Inc.		81,885	$3,943,582
#	Smith International, Inc.		90,340	4,897,331
*	Southwestern Energy Company		66,375	3,711,026
	XTO Energy, Inc.		117,960	6,126,842

				18,678,781
PRODUCER DURABLES		10.0%
	AMETEK, Inc.		52,445	$2,309,678
#	Donaldson Company, Inc.		77,900	3,264,010
	IDEX Corporation		96,020	2,998,705
#	Joy Global, Inc.		92,810	5,851,670
	Lincoln Electric Holdings, Inc.		46,880	2,890,152
	Roper Industries, Inc.		83,405	4,664,008

				21,978,223
TECHNOLOGY		22.6%
*	Adobe Systems, Inc.		111,275	$3,886,836
* #	Akamai Technologies, Inc.		78,140	2,359,828
*	Amdocs Limited		138,715	4,590,079
	Amphenol Corporation		116,915	4,669,585
* #	ANSYS, Inc.		117,240	4,092,848
*	Citrix Systems, Inc.		135,975	4,707,455
* #	Cognizant Technology Solutions Corporation		123,690	3,450,951
* #	Digital River, Inc.		76,870	2,882,625
* #	FLIR Systems, Inc.		118,545	3,589,543
* #	Intuit, Inc.		133,755	4,104,941
	L-3 Commmunications Holdings, Inc.		56,885	6,304,565
* #	MICROS Systems, Inc.		39,345	2,422,865
*	Trimble Navigation Limited		106,385	2,813,883

				49,876,004

Total Common Stocks				$220,227,970
	(Cost $ 169,038,654)

SHORT-TERM INVESTMENTS		26.7%

ABS STUDENT LOANS		1.5%
\	NELNET Student Loan Trust 2003-2 A%
	4.500%, due 02-05-2008		3,239,329	$3,239,329

				3,239,329
CERTIFICATE OF DEPOSIT		2.4%
\	National City Bank Note
	3.200%, due 04-18-2008		5,278,906	$5,282,137

				5,282,137
COMMERCIAL PAPER		12.2%
\	AGA Capital, Inc.
	3.100%, due 02-01-2008		3,839,204	$3,838,874
\	Concord Minutemen Cap Co. A4(2)144A
	3.801%, due 02-01-2008		4,799,005	4,797,991
\	Cooperative Assn Tractor DCP Series B
	3.753%, due 02-04-2008		3,599,254	3,596,630
\	Lexington Parker Capital CO LLC 4(2)144A
	3.801%, due 02-01-2008		4,799,005	4,797,991
\	Mass College of Pharmacy DCP
	4.292%, due 02-06-2008		266,825	266,095
\	Morgan St Dean Witter CP
	3.195%, due 02-14-2008		4,799,005	4,799,005
\	Queens Health Systems 4(2)144A
	3.504%, due 02-05-2008		4,799,005	4,792,940

				26,889,526
CORPORATE NOTE		4.4%
\	General Electric Capital
	3.285%, due 05-19-2008		2,399,503	$2,399,503
\	Merrill Lynch & Co.
	3.193%, due 07-07-2008		7,198,508	7,209,047

				9,608,550
MASTER NOTE		5.4%
\	Bear Stearns and Company
	3.325%, due 02-06-2008		5,998,757	$5,998,757
\	JP Morgan Securities
	3.225%, due 02-15-2008		5,998,757	5,998,757

				11,997,514
REPURCHASE AGREEMENT		0.6%
\	Lehman Brothers Agencies
	Triparty Repurchase Agreement
	2.850%, due 02-01-2008
	collateralized by Tennessee Valley Authority
	Bond, 5.625%, due 01-18-2011		1,422,862	$1,422,862

				1,422,862
MONEY MARKET		0.2%
	Highmark Diversified Money Market Fund,
	Fiduciary Shares		486,863	$486,863

	Total Short-Term Investments			58,926,781
	(Cost $ 58,926,781)

TOTAL INVESTMENTS		126.7%		279,154,751
	(Cost $ 227,965,435)
LESS COLLATERAL HELD FOR SECURITIES
	ON LOAN	(26.5)%		(58,439,918)
OTHER LIABILITIES
	LESS OTHER ASSETS	(0.2)%		(379,716)
NET ASSETS		100.0%		$220,335,117

*	Non-income producing
#	All or a portion of security is on loan
\	Security purchased with cash received to collateralize loaned securities

	Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
January 31, 2008

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS		99.3%
CONSUMER DISCRETIONARY		5.3%
*	Cablevision Systems Corporation, NY Group, Class A		3,125	$73,375
	Daimler AG		1,535	120,083
*	Ford Motor Company		4,430	29,415
	Hasbro, Inc.		3,125	81,156
	Johnson Controls, Inc.		910	32,187
	Yum! Brands, Inc.		2,610	89,158

				425,374
CONSUMER STAPLES		11.9%
	Altria Group, Inc.		2,785	$211,159
	Coca-Cola Company		1,140	67,454
	Kraft Foods, Inc.		1,925	56,326
	Pepsi Bottling Group, Inc.		1,700	59,245
	Procter & Gamble Company		5,055	333,377
	Safeway, Inc.		4,550	141,004
	Wal-Mart Stores, Inc.		1,700	86,496

				955,061
ENERGY		12.2%
	Anadarko Petroleum Corporation		1,140	$66,793
	Chevron Corporation		3,465	292,793
	Exxon Mobil Corporation		4,945	427,247
	Noble Energy, Inc.		1,700	123,386
	Occidental Petroleum Corporation		1,020	69,227

				979,446
FINANCIALS		18.9%
	ACE Limited		1,700	$99,178
	American International Group, Inc.		2,840	156,654
	Ameriprise Financial, Inc.		800	44,248
	Bank of America Corporation		3,300	146,355
	Boston Properties, Inc.		570	52,394
	Citigroup, Inc.		6,250	176,375
	The Goldman Sachs Group, Inc.		910	182,701
	Lehman Brothers Holdings, Inc.		2,325	149,195
	Loews Corporation		2,785	130,032
	PartnerRE, Ltd.		1,645	130,416
	Prudential Financial, Inc.		1,425	120,227
	XL Capital Ltd.-Class A		3,015	135,675

				1,523,450
HEALTH CARE		8.4%
	Abbott Laboratories		1,140	$64,182
	Aetna, Inc.		1,140	60,716
*	Apria Healthcare Group, Inc.		1,535	32,573
	Eli Lilly and Company		1,700	87,584
	Johnson & Johnson		2,840	179,658
*	Laboratory Corporation of America Holdings		570	42,112
	Merck & Company, Inc.		4,715	218,210

				685,035
INDUSTRIALS		13.4%
	The Boeing Company		1,075	$89,419
	Burlington Northern Santa Fe Corporation		1,140	98,633
	CSX Corporation		4,430	214,766
	Deluxe Corporation		2,270	55,206
	General Electric Company		7,275	257,608
	Republic Services, Inc.		1,195	35,850
	SPX Corporation		2,105	211,763
	Textron, Inc.		1,985	111,259

				1,074,504
INFORMATION TECHNOLOGY		17.0%
*	Apple, Inc.		450	$60,912
*	Cadence Design Systems, Inc.		5,110	51,867
*	Cisco Systems, Inc.		3,070	75,215
*	Computer Sciences Corportion		625	26,450
*	Fairchild Semiconductor International, Inc.		2,610	31,973
*	Google, Inc.		175	98,753
	Hewlett-Packard Company		6,425	281,093
	International Business Machines Corporation		3,235	347,244
*	Micron Technology, Inc.		5,450	38,314
	Microsoft Corporation		7,385	240,751
*	NVIDIA Corporation		965	23,729
	Xerox Corporation		6,360	97,944

				1,374,245
MATERIALS		5.4%
	FMC Corporation		1,700	$90,372
	H. B. Fuller Company		3,235	67,159
	Hercules, Inc.		3,575	62,670
	PPG Industries, Inc.		2,160	142,754
	Silgan Holdings Inc,		1,480	70,093

				433,048
TELECOMMUNICATION		6.8%
	AT&T, Inc.		10,740	$413,383
	Verizon Communications		3,410	132,444

				545,827

Total Common Stocks
	(Cost $ 8,699,359)			$7,995,990

SHORT-TERM INVESTMENTS		0.8%

MONEY MARKET
	Highmark Diversified Money Market Fund,
	Fiduciary Shares		60,758	60,758

Total Short-Term Investments				60,758
	(Cost $ 60,758)

TOTAL INVESTMENTS		100.1%		8,056,748
	(Cost $ 8,760,117)
LIABILITIES LESS OTHER ASSETS
		(0.1)%		(8,868)
NET ASSETS		100.0%		8,047,881

	Percentages shown are a percent of net assets

	* Non-income producing

NORTH TRACK FUNDS, INC.
WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS
January 31, 2008

			Principal
		Decription	Amount	Value

LONG-TERM TAX-EXEMPT SECURITIES
	97.1%

GEORGIA	0.2%
		Newnan, Georgia, New Public Housing Authority,
		5.00%, due 04-01-2012 (10)	250,000	267,630

GUAM	3.5%
		Guam Power Authority Revenue Bonds, 1999 Series A,
		5.125%, due 10-01-2029 (7)	5,815,000	5,540,532
		5.25%, due 10-01-2009 (1)	250,000	261,655

ILLINOIS	1.0%
		Peoria, Illinois, New Public Housing Authority,
		5.00%, due 06-01-2012 (10)	300,000	321,144
		4.875%, due 10-01-2008 (10)	1,380,000	1,405,213

MASSACHUSETTS	0.7%
		Massachusetts State Housing Finance Agency, Multi-Family
		Housing Bonds, First Issue, 1979 Series A, (Escrowed to Maturity)
		7.00%, due 04-01-2021 (6)	910,000	1,190,608

NEVADA	0.2%
		Las Vegas, Nevada, New Public Housing Authority,
		5.00%, due 01-01-2012 (10)	255,000	273,003

NEW JERSEY	0.2%
		Newark, New Jersey, New Public Housing Authority,
		5.25%, due 04-01-2009 (10)	285,000	295,186

NEW YORK	0.3%
		New York, New York, New Public Housing Authority,
		5.00%, due 01-01-2012 (10)	200,000	214,120

		Poughkeepsie, New York, New Public Housing Authority,
		5.25%, due 04-01-2010 (10)	225,000	239,116

NORTH CAROLINA	0.4%
		Durham, North Carolina, New Public Housing Authority,
		5.125%, due 12-01-2013 (10)	210,000	224,881
		5.00%, due 02-01-2012 (10)	400,000	428,168

OHIO	0.7%
		Youngstown, Ohio, New Public Housing Authority,
		5.00%, due 05-01-2012 (10)	300,000	321,156
		5.00%, due 05-01-2011 (10)	515,000	551,256
		4.875%, due 05-01-2010 (10)	200,000	211,392

PENNSYLVANIA	0.2%
		Allentown, Pennsylvania, New Public Housing Authority,
		4.875%, due 05-01-2011 (10)	270,000	288,943

PUERTO RICO	8.7%
		Puerto Rico Public Buildings Authority Revenue Refunding,
		Government Facilities, Series H,
		5.50%, due 07-01-2017 (1)	1,250,000	1,392,613
		Puerto Rico Public Buildings Authority Revenue Refunding,
		Series L,
		5.50%, due 07-01-2021 (8)	500,000	542,020
		Commonwealth of Puerto Rico, Electric & Power Authority,
		Series TT
		5.000%, due 07-01-2022	300,000	309,993
		Commonwealth of Puerto Rico, Electric & Power Authority,
		Series UU,
		5.000%, due 07-01-2020 (4)	1,000,000	1,090,820
		Commonwealth of Puerto Rico General Obligation Unlimited,
		Series A, 5.50%, due 07-01-2020 (7)	1,020,000	1,127,375
		5.50%, due 07-01-2017 (8)	1,130,000	1,244,978
		Commonwealth of Puerto Rico, Highway & Transportation, Series E
		5.50%, due 07-01-2023 (4)	1,120,000	1,272,936
		Commonwealth of Puerto Rico, Highway & Transportation,
		Grant Antic Revenue
		5.00%, due 09-15-2020 (7)	780,000	811,582
		Commonwealth of Puerto Rico, Municipal Finance Agency, Series A,
		5.00%, due 08-01-2030 (4)	880,000	889,856
		Commonwealth of Puerto Rico, Municipal Finance Agency, Series C,
		5.25%, due 08-01-2023 (2)	1,000,000	1,062,300
		Commonwealth of Puerto Rico Public Improvement Revenue
		Refunding, Unrefunded Balance
		5.125%, due 07-01-2030 (4)	1,215,000	1,226,457
		5.25%, due 07-01-2027 (4)	755,000	769,081
		Commonwealth of Puerto Rico Public Improvement Revenue
		Refunding
		5.125%, prerefunded 07-01-2011 at 100 (4)	1,285,000	1,399,262
		5.25%, prerefunded 07-01-2011 at 100 (4)	1,235,000	1,349,830

SOUTH CAROLINA	0.1%
		Marion, South Carolina, New Public Housing Authority,
		4.875%, due 09-01-2010 (10)	200,000	213,044

TENNESSEE	0.1%
		Nashville, Tennessee, New Public Housing Authority,
		5.00%, due 08-01-2010 (10)	190,000	202,576

TEXAS	0.2%
		Waco, Texas, New Public Housing Authority,
		4.875%, due 12-01-2009 (10)	340,000	356,769

VIRGIN ISLANDS	6.0%
		Virgin Islands, Public Finance Authority Gross Tax
		Receipts Revenue
		5.00%, due 10-01-2027 (11)	2,000,000	2,016,660
		5.00%, due 05-01-2024 (11)	2,500,000	2,554,450
		5.00%, due 10-01-2023 (11)	1,000,000	1,026,800
		5.00%, due 10-01-2021 (11)	2,000,000	2,081,100
		Virgin Islands Water and Power Authority Revenue Bonds,
		Water System Revenue Refunding,
		5.25%, due 07-01-2012 (7)	255,000	265,458
		Virgin Islands Water and Power Authority Revenue Bonds,
		Electric System Revenue,
		5.00%, due 07-01-2010 (1)	470,000	495,450
		5.00%, due 07-01-2009 (1)	1,500,000	1,551,435

WISCONSIN	74.6%
		Appleton, Wisconsin, Redevelopment Authority
		Fox Cities Performing Arts Project,
		4.85%, due 09-01-2019
		(LOC: Associated Bank, N.A.)	435,000	449,229
		4.75%, due 09-01-2017
		(LOC: Associated Bank, N.A.)	360,000	374,735
		Ashland, Wisconsin, Housing Authority Student Housing
		Revenue, Northland College Project,
		5.10%, due 04-01-2018	500,000	502,370
		Ashwaubenon, Wisconsin, Community Development
		Authority Lease Revenue, Arena Project, Series A,
		5.80%, prerefunded 06-01-2009 at 100	1,370,000	1,436,445
		5.70%, prerefunded 06-01-2009 at 100	410,000	429,356
		5.20%, prerefunded 06-01-2009 at 100	200,000	208,144
		Ashwaubenon, Wisconsin, Community Development
		Authority Revenue Refunding, Arena Project,
		5.00%, due 06-01-2023	925,000	963,193
		5.20%, due 06-01-2022	500,000	528,450
		5.05%, due 06-01-2019	1,030,000	1,091,357
		4.70%, due 06-01-2015	500,000	528,785
		Village of Blue Mounds, Wisconsin (Dane County),
		Community Development Lease Revenue,
		4.75%, due 04-01-2023	250,000	256,790
		Burlington, Wisconsin Racine and Walworth Counties,
		Community Development Lease Revenue Refunding,
		Series 2005,
		4.10%, due 04-01-2017	750,000	770,580
		4.00%, due 04-01-2016	200,000	205,508
		Butler, Wisconsin Community Development
		Authority Lease Revenue Refunding,
		4.125%, due 09-01-2019	275,000	281,278
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue,
		5.10%, prerefunded 06-01-2009 at 100	2,430,000	2,524,187
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, dated 08-01-1999
		5.125%, due 06-01-2019	1,595,000	1,657,333
		4.70%, due 06-01-2009	150,000	154,696
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, unrefunded balance
		5.00%, due 06-01-2014	170,000	174,435
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, dated 12-01-2002
		4.00%, due 06-01-2012	100,000	103,940
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, dated 11-01-2003
		3.65%, due 06-01-2013	200,000	204,268
		3.30%, due 06-01-2011	175,000	177,586
		3.00%, due 06-01-2010	125,000	125,920
		Cudahy, Wisconsin, Community Development Authority
		Lease Revenue Refunding, Series 2005
		3.25%, due 06-01-2011	250,000	253,972
		3.00%, due 06-01-2010	250,000	251,840
		Cudahy, Wisconsin, Community Development Authority
		Lease Revenue Refunding, Series 2006
		4.25%, due 06-01-2017	500,000	526,480
		Eau Claire, Wisconsin, Housing Authority Housing Revenue
		Refunding, London Hill Townhouses Project, Series A,
		6.25%, due 05-01-2015	510,000	510,275
		Fontana-on-Geneva Lake, Wisconsin (Walworth County)
		Redevelopment Lease Revenue Series 2005,
		4.375%, due 06-01-2022	500,000	500,385
		4.20%, due 06-01-2018	100,000	101,438
		Glendale, Wisconsin, Community Development Authority Lease
		Revenue, Tax Increment District No. 7, Series A,
		5.40%, prerefunded 09-01-2008 at 100	3,275,000	3,337,782
		Glendale, Wisconsin, Community Development Authority Lease
		Revenue, Tax Increment District No. 7,
		4.875%, due 09-01-2019	1,000,000	1,031,850
		4.75%, due 09-01-2017	1,250,000	1,296,900
		Glendale, Wisconsin, Community Development Authority Lease
		Revenue Refunding, Tax Increment District No. 7,
		4.50%, due 09-01-2018	2,000,000	2,062,440
		4.35%, due 09-01-2016	1,000,000	1,030,480
		Glendale, Wisconsin Community Development Authority Lease
		Revenue, Series 2004A, (Bayshore Public Parking Facility),
		5.00%, due 10-01-2024	1,500,000	1,574,295
		Glendale, Wisconsin Community Development Authority Lease
		Revenue, Series 2005A, (Bayshore Public Parking Facility),
		4.75%, due 10-01-2027	1,000,000	1,008,890
		Grant County, Wisconsin, Housing Authority Revenue
		Refunding, Orchard Manor Project,
		5.35%, due 07-01-2026	1,000,000	1,001,810
		5.25%, due 07-01-2018	500,000	501,205
		Green Bay/Brown County Professional Football Stadium
		District Sales Tax Revenue, Lambeau Field Renovation Project,
		5.00%, due 02-01-2019 (1)	2,500,000	2,589,000
		4.90%, due 02-01-2016 (1)	1,015,000	1,059,386
		4.85%, due 02-01-2015 (1)	1,020,000	1,067,308
		Green Bay, Wisconsin, Housing Authority Housing Revenue
		Student Housing, University Village Housing, Series A
		5.125%, due 04-01-2021	75,000	75,114
		Green Bay, Wisconsin, Redevelopment Authority
		Lease Revenue, Convention Center Project, Series A,
		5.10%, due 06-01-2029	1,500,000	1,559,130
		Green Bay, Wisconsin Redevelopment Authority Lease Revenue
		Refunding, Series 2006 (Convention Center Project),
		4.30%, due 06-01-2029	1,000,000	964,730
		4.20%, due 06-01-2025	1,000,000	980,640
		Green Bay, Wisconsin, Redevelopment Authority
		Revenue, Bellin Memorial Hospital Project, Series A,
		5.50%, due 02-15-2021	400,000	412,944
		Jackson, Wisconsin, Community Development Authority Revenue
		Refunding,
		5.10%, due 12-01-2017	725,000	726,319
		4.90%, due 12-01-2013	100,000	100,356
		4.35%, due 12-01-2008	100,000	99,939
		Johnson Creek, Wisconsin, Community Development
		Authority, Lease Revenue Bond, Tax Incremental District # 2,
		4.85%, due 12-01-2022	200,000	206,538
		Johnson Creek, Wisconsin, Community Development
		Authority, Lease Revenue Refunding, Tax Incremental
		District #3, 4.40%, due 12-01-2022	700,000	707,763
		Kenosha, Wisconsin, Housing Authority Multifamily Housing,
		Revenue GNMA Collateralized, Villa Ciera Project, Series A,
		6.00%, due 11-20-2041 (5)	1,000,000	1,012,030
		Little Chute, Wisconsin, Community Development
		Authority Lease Revenue Refunding Bonds, Series 2004,
		4.35%, due 03-01-2018	200,000	207,118
		4.25%, due 03-01-2017	200,000	207,472
		Madison, Wisconsin, Community Development Authority Revenue
		Quarters, 2nd Mortgage,
		5.875%, (variable after 07-01-2011)
		due 07-01-2016 (6)	170,000	170,105
		Madison, Wisconsin, Community Development Authority
		Revenue, Meriter Retirement Services, Inc. Project,
		6.125%, due 12-01-2019	1,500,000	1,504,170
		Madison, Wisconsin, Community Development Authority
		Revenue, Fluno Center Project,
		5.00%, due 11-01-2020
		(LOC: Northern Trust Company)	3,050,000	3,082,238
		Mayville, Wisconsin Community Development Lease Revenue
		Refunding, Series 2005,
		4.15%, due 04-01-2017	175,000	180,168
		3.90%, due 04-01-2015	200,000	206,516
		3.80%, due 04-01-2014	300,000	310,485
		3.65%, due 04-01-2013	175,000	180,222
		Medford, Wisconsin, Community Development Lease Revenue
		Refunding, Series 2004A,
		4.60%, due 12-01-2021	245,000	251,274
		4.55%, due 12-01-2020	230,000	236,622
		4.50%, due 12-01-2019	220,000	227,152
		Middleton, Wisconsin, Community Development Authority Lease
		Revenue, Series A,
		4.55%, due 10-01-2018	500,000	518,870
		4.35%, due 10-01-2017	1,630,000	1,690,408
		Milton, Wisconsin, Community Development Authority, (Rock
		County), Lease Revenue,
		4.60%, due 04-01-2026	360,000	361,926
		4.50%, due 04-01-2021	125,000	128,430
		Milwaukee, Wisconsin, Redevelopment Authority Development
		Revenue Refunding, 2430 West Wisconsin Avenue Project,
		3.60%, due 03-01-2014 (4)	310,000	313,704
		3.50%, due 03-01-2013 (4)	645,000	653,237
		3.40%, due 03-01-2012 (4)	480,000	486,917
		3.25%, due 03-01-2011 (4)	500,000	506,510
		3.00%, due 03-01-2010 (4)	230,000	233,330
		Milwaukee, Wisconsin Redevelopment Authority
		Development Revenue Refunding Marquette University Project,
		4.35%, due 11-01-2018 (8)	500,000	514,420
		4.25%, due 11-01-2017 (8)	1,000,000	1,031,560
		4.15%, due 11-01-2016 (8)	1,275,000	1,316,476
		Milwaukee, Wisconsin Redevelopment Authority Lease Revenue
		Series 2005A, (Milwaukee Public Schools-
		Congress, Graig and Fratney),
		4.60%, due 08-01-2022	500,000	514,030
		4.50%, due 08-01-2020	500,000	512,705
		Milwaukee, Wisconsin, Redevelopment Authority
		Revenue Bonds, Milwaukee Public Schools-Neighborhood
		Schools Initiative,
		4.125%, due 08-01-2018 (1)	2,010,000	2,054,079
		4.10%, due 08-01-2017 (1)	1,000,000	1,028,720
		4.00%, due 08-01-2016 (1)	1,000,000	1,029,810
		3.80%, due 08-01-2014 (1)	1,000,000	1,032,530
		3.65%, due 08-01-2013 (1)	2,000,000	2,057,160
		3.25%, due 08-01-2011 (1)	500,000	509,265
		Milwaukee, Wisconsin, Redevelopment Authority
		Milwaukee School of Engineering Project, Series B,
		3.50%, due 07-01-2009
		(LOC: Marshall & Ilsley)	250,000	252,875
		Milwaukee, Wisconsin Redevelopment Authority Mortgage
		Revenue Refunding Schlitz Park Project, Series A,
		5.50%, due 01-01-2017	2,280,000	2,262,626
		Milwaukee, Wisconsin Redevelopment Authority Mortgage
		Revenue Refunding Schlitz Park Project, Series B,
		5.60%, due 01-01-2015	1,655,000	1,657,218
		Milwaukee, Wisconsin Redevelopment Authority
		Revenue Summerfest Project,
		4.95%, due 08-01-2020	1,250,000	1,299,450
		4.85%, due 08-01-2017	500,000	523,325
		4.80%, due 08-01-2016	500,000	523,350
		4.70%, due 08-01-2015	500,000	523,395
		Milwaukee, Wisconsin Redevelopment Authority
		Development Revenue Refunding YMCA of Metropolitan Milwaukee
		Inc. Project,
		5.10%, due 12-01-2023
		(LOC: Marshall & Ilsley)	1,000,000	1,002,770
		Milwaukee, Wisconsin Redevelopment Authority
		Revenue YWCA of Greater Milwaukee Project, Series A,
		5.30%, due 06-01-2029
		(LOC: Marshall & Ilsley)	1,800,000	1,831,626
		5.25%, due 06-01-2019
		(LOC: Marshall & Ilsley)	430,000	441,958
		Milwaukee, Wisconsin Redevelopment Authority
		Revenue YWCA of Greater Milwaukee Project, Series B,
		5.20%, due 06-01-2029
		(LOC: St. Francis Bank, FSB)	355,000	361,252
		5.15%, due 06-01-2019
		(LOC: St. Francis Bank, FSB)	200,000	205,948
		Muskego Wisconsin Community Development Authority
		Community Development Lease Revenue, Series 2003,
		4.00%, due 06-01-2018	75,000	75,569
		3.90%, due 06-01-2017	110,000	111,262
		3.80%, due 06-01-2016	100,000	100,909
		Neenah, Wisconsin Community Development Authority Lease
		Revenue, Series 2004A,
		4.70%, due 12-01-2028	1,250,000	1,256,450
		5.125%, due 12-01-2023	1,000,000	1,057,360
		4.30%, due 12-01-2020	1,000,000	1,027,330
		New Berlin Wisconsin Housing Authority Revenue
		Capital Appreciation, Apple Glen Project, Series A,
		Zero %, due 05-01-2010	70,000	66,169
		Zero %, due 11-01-2009	65,000	62,401
		Zero %, due 05-01-2009	70,000	68,161
		North Fond du Lac. Wisconsin Redevelopment Lease Revenue
		Refunding, Series 2005,
		4.35%, due 12-01-2017	325,000	334,984
		Oak Creek, Wisconsin Housing Authority Revenue
		Refunding, Wood Creek Project,
		5.625%, due 07-20-2029 (5)	2,205,000	2,210,116
		5.50%, due 07-20-2019 (5)	1,000,000	1,003,180
		Oak Creek, Wisconsin Housing Authority Revenue
		Capital Appreciation, Wood Creek Project,
		Zero %, due 01-20-2014 (5)	60,000	43,263
		Zero %, due 07-20-2013 (5)	125,000	93,345
		Zero %, due 01-20-2013 (5)	125,000	95,876
		Zero %, due 01-20-2012 (5)	65,000	52,367
		Zero %, due 07-20-2011 (5)	125,000	103,485
		Zero %, due 01-20-2011 (5)	125,000	106,341
		Onalaksa, Wisconsin, Community Development
		Authority Lease Revenue,
		4.15%, due 10-01-2016	200,000	207,860
		4.00%, due 10-01-2015	100,000	103,948
		3.90%, due 10-01-2014	100,000	104,382
		3.65%, due 10-01-2012	100,000	104,127
		Oostburg, Wisconsin Community Development
		Authority Lease Revenue,
		4.40%, due 05-01-2022	110,000	110,967
		4.35%, due 05-01-2021	105,000	106,220
		Oshkosh, Wisconsin Housing Authority Revenue,
		GNMA Collateralized, VNA Assisted Living Inc. Project,
		5.75%, due 09-20-2038 (5)	1,260,000	1,260,592
		5.45%, due 09-20-2017 (5)	125,000	125,089
		Schofield, Wisconsin Community Development Authority,
		Redevelopment Lease Revenue Refunding Bond, Series 2004
		4.60%, due 10-01-2017	100,000	99,686
		4.50%, due 10-01-2015	100,000	100,337
		Sheboygan, Wisconsin Housing Authority Multifamily
		Revenue Refunding, GNMA Collateralized, Lake Shore
		Apartments Project, Series A,
		5.10%, due 11-20-2026 (5)	1,000,000	1,000,470
		Slinger, Wisconsin Redevelopment Authority
		Lease Revenue Refunding,
		4.70%, due 09-01-2012	400,000	400,512
		Southeast Wisconsin Professional Baseball Park District
		League Capital Appreciation Certificate of Participation,
		Zero %, due 12-15-2017 (7)	1,000,000	706,120
		Zero %, due 12-15-2015 (7)	970,000	752,846
		Southeast Wisconsin Professional Baseball Park
		District Sales Tax Revenue Refunding, Series A,
		5.50%, due 12-15-2026 (7)	2,510,000	2,819,483
		5.50%, due 12-15-2018 (7)	250,000	289,692
		Southeast Wisconsin Professional Baseball Park
		District Sales Tax Revenue, Series 2001A,
		5.10%, due 12-15-2029 (7)	275,000	300,066
		Southeast Wisconsin Professional Baseball Park
		District Sales Tax Revenue Refunding, Junior Lien, Series B
		5.50%, due 12-15-2009 (7)	615,000	650,289
		St Francis Wisconsin Community Development
		Authority Lease Revenue
		4.50%, due 03-01-2024	235,000	235,167
		4.35%, due 03-01-2022	300,000	300,885
		Sturgeon Bay, Wisconsin Waterfront Redevelopment
		Authority Lease Revenue Series A,
		5.20%, due 10-01-2021	1,000,000	1,020,640
		Sturgeon Bay, Wisconsin Waterfront Redevelopment
		Authority Lease Revenue Series 2006A,
		4.50%, due 10-01-2021	500,000	510,765
		4.35%, due 10-01-2018	1,100,000	1,127,071
		Sturgeon Bay, Wisconsin Waterfront Redevelopment
		Authority Lease Revenue Series B-ACA-CBI,
		5.15%, due 10-01-2020	500,000	509,830
		5.00%, due 10-01-2017	1,000,000	1,018,690
		Sun Prairie, Wisconsin Community Development
		Authority Lease Revenue, Series 2003,
		4.50%, due 08-01-2021	150,000	153,663
		4.40%, due 08-01-2020	150,000	153,822
		Sun Prairie, Wisconsin Community Development Lease
		Revenue, Series 2005,
		(Tax Incremental District No. 8),
		4.35%, due 08-01-2022	975,000	989,947
		4.30%, due 08-01-2021	975,000	993,759
		Verona, Wisconsin (Dane County), Community Development
		Authority Community Development Lease Revenue,
		4.25%, due 12-01-2021	50,000	50,254
		4.20%, due 12-01-2020	50,000	50,538
		4.00%, due 12-01-2018	50,000	50,620
		3.90%, due 12-01-2017	100,000	101,612
		3.80%, due 12-01-2016	100,000	101,353
		Verona, Wisconsin, Community Development Authority,
		Community Development Lease Revenue, 2004 Series,
		4.85%, due 02-01-2022	200,000	207,786
		4.80%, due 02-01-2020	100,000	104,494
		Verona, Wisconsin, Community Development Authority,
		Community Development Lease Revenue, Series A,
		5.50%, due 06-01-2017	445,000	446,046
		Walworth County, Wisconsin Housing Authority Housing
		Revenue, Kiwanis Heritage Senior Apartments Project,
		5.70%, due 03-01-2039 (3)	460,000	460,207
		Waterford, Wisconsin Community Development Lease Revenue
		Refunding, Series 2005,
		4.65%, due 10-01-2020	750,000	772,012
		Watertown, Wisconsin Community Development
		Authority Redevelopment Lease Revenue, Series A,
		5.00%, due 05-01-2018	750,000	765,405
		Watertown, Wisconsin Community Development
		Authority Revenue Bonds, Series 2006A
		4.70%, due 10-01-2025	600,000	626,412
		Waukesha, Wisconsin Housing Authority Revenue
		Refunding, Oak Hills Terrace Project, Series A
		4.50%, due 12-01-2027	725,000	697,088
		Waukesha, Wisconsin Redevelopment Authority
		Development Revenue, Avalon Square, Inc. Project,
		5.00%, due 06-20-2021 (5)	1,000,000	1,042,000
		Waupaca, Wisconsin, Community Development Authority,
		Community Lease Revenue Bond, Series A,
		4.60%, due 04-01-2017	300,000	317,097
		4.50%, due 04-01-2016	100,000	105,718
		Waupaca, Wisconsin, Community Development
		Authority, Lease Revenue, Series 2003A,
		4.50%, due 04-01-2017	200,000	208,296
		4.40%, due 04-01-2016	200,000	207,842
		4.20%, due 04-01-2014	100,000	104,376
		Wauwatosa, Wisconsin Housing Capital Appreciation Revenue
		Refunding, Hawthorne Terrace Project, Series A,
		Zero %, due 11-01-2010	100,000	93,094
		Zero %, due 05-01-2010	105,000	99,253
		Zero %, due 11-01-2009	100,000	96,002
		Zero %, due 05-01-2009	105,000	102,242
		Zero %, due 11-01-2008	100,000	98,425
		Zero %, due 05-01-2008	105,000	104,461
		West Bend, Wisconsin Redevelopment Authority
		Lease Revenue,
		4.65%, due 10-01-2028	250,000	249,658
		4.60%, due 10-01-2025	150,000	151,827
		4.55%, due 10-01-2024	250,000	253,375
		4.50%, due 10-01-2023	250,000	253,220
		Weston, Wisconsin Community Development
		Authority Lease Revenue,
		5.125%, due 10-01-2020	445,000	477,467
		4.45%, due 10-01-2019	500,000	515,865
		4.35%, due 10-01-2018	500,000	516,170
		Weston, Wisconsin Community Development Lease Revenue, Series 2004A,
		4.70%, due 10-01-2021	1,230,000	1,272,546
		4.40%, due 10-01-2018	500,000	515,690
		4.25%, due 10-01-2017	200,000	206,072
		4.10%, due 10-01-2016	500,000	513,765
		Weston, Wisconsin Community Development Lease Revenue, Series 2004B,
		4.75%, due 10-01-2023	140,000	143,605
		4.75%, due 10-01-2022	130,000	134,031
		Weston, Wisconsin Community Development Authority Lease
		Revenue, Series 2007A,
		4.625%, due 10-01-2025	825,000	832,318
		4.50%, due 10-01-2021	100,000	102,756
		Winnebago County, Wisconsin Housing Authority 1st Mortgage
		Revenue Refunding, Section 8 Assisted Housing Project,
		5.625%, due 05-01-2010 (6)	135,000	135,224
		5.625%, due 05-01-2009 (6)	125,000	125,306
		5.625%, due 05-01-2008 (6)	120,000	120,499
		Winnebago County, Wisconsin Housing Authority Housing
		Revenue, Series A,
		7.125%, due 03-01-2022	380,000	380,369
		6.875%, due 03-01-2012	115,000	115,135
		Winneconne. Wisconsin Community Development
		Authority (Winnebago County) Lease Revenue Bond,
		4.20%, due 04-01-2024	150,000	145,032
		4.40%, due 04-01-2022	335,000	337,851
		Wisconsin Center District Capital Appreciation Senior
		Dedicated Tax Revenue,
		Zero %, due 12-15-2026 (7)	2,500,000	988,575
		Wisconsin Center District Junior Dedicated Tax Revenue Refunding,
		5.25%, due 12-15-2023 (4)	1,085,000	1,235,479
		Wisconsin Dells, Wisconsin Community Development
		Authority Lease Revenue,
		5.00%, due 09-01-2024	110,000	111,880
		Wisconsin Dells, Wisconsin Community Development
		Authority Lease Revenue, Series 2006
		5.00%, due 03-01-2022	1,500,000	1,585,605
		Wisconsin Dells, Wisconsin Community Development
		Authority Lease Revenue, Series 2005
		4.60%, due 03-01-2025	1,200,000	1,157,292
		Wisconsin Dells, Wisconsin Community Development Lease
		Revenue, Series 2007A,
		4.45%, due 03-01-2025	300,000	300,879
		4.30%, due 03-01-2022	225,000	226,508
		Wisconsin Housing and Economic Development Authority,
		Housing Revenue, Series 2005E,
		4.90%, due 11-01-2035 (9)	1,650,000	1,615,565
		4.70%, due 11-01-2025 (9)	275,000	271,076
		Wisconsin Housing and Economic Development Authority,
		Housing Revenue, Series 2006B
		4.40%, due 05-01-2037	500,000	447,135
		4.30%, due 05-01-2027	1,000,000	939,020
		Wisconsin Housing Finance Authourity Revenue,
		6.10%, prerefunded 12-01-2017 at 100	1,175,000	1,375,056
		6.10%, prerefunded 12-01-2017 at 100	1,100,000	1,294,667
		Wrightstown, Wisconsin Community Development
		Authority Revenue,
		6.00%, prerefunded 06-01-2008 at 100	300,000	303,813

	Total Long-Term Tax-Exempt Securities			$161,618,551
	(Cost $ 157,798,445)

SHORT-TERM TAX-EXEMPT SECURITIES
	2.0%

DEMAND NOTES	1.9%
		Green Bay/Brown Cty, Wisconsin Professional Football Stadium
		District Wisconsin Sales Tax Revenue,
		(Lambeau Field Renovation Project) Series B,
		2.05%, weekly reset, due 02-01-2031 (1)	150,000	$150,000
		2.05%, weekly reset, due 02-01-2030 (1)	110,000	110,000
		Madison, Wisconsin Community Development Authority
		Monticello Apartments,
		2.17%, weekly reset, due 04-01-2023
		(LOC: Marshall & Ilsley)	185,000	185,000
		Milwaukee, Wisconsin Redevelopment Authority
		Hartlove Place Project, Series 2007
		2.17%, weekly reset, due 06-01-2037
		(LOC: Citizens Bank)	500,000	500,000
		Milwaukee, Wisconsin Redevelopment Authority
		United Community Center Project
		2.17%, weekly reset, due 10-01-2022
		(LOC: U.S. Bank, N.A.)	200,000	200,000
		Milwaukee, Wisconsin Redevelopment Authority
		University of Wisconsin, Kenilworth Project
		2.12%, weekly reset, due 09-01-2040
		(LOC: Depfa Bank, PLC)	870,000	870000
		Milwaukee, Wisconsin Redevelopment Authority
		University of Wisconsin, Riverwest Student Housing
		2.12%, weekly reset, due 10-01-2036
		(LOC: Marshall & Ilsley)	800,000	800,000
		Wisconsin Housing and Economic Development
		Authority Multifamily Housing, Series A
		2.12%, weekly reset, due 10-01-2036
		(LOC: Depfa Bank, PLC)	145,000	145,000
		Wisconsin Housing and Economic Development
		Authority Multifamily Housing, Series B
		2.12%, weekly reset, due 10-01-2036
		(LOC: Depfa Bank, PLC)	155,000	155,000
		Wisconsin Housing and Economic Development
		Authority Multifamily Housing, Pres House Project
		2.12%, weekly reset, due 08-01-2046
		(LOC: Associated Bank of Fond du Lac)	110,000	110,000

	Total Demand Notes			$3,225,000

MONEY MARKET	0.1%
		AIM Tax-Free Investments Co.- Cash Reserve Portfolio,
		Private Class	179,984	179,984

	Total Short-Term Tax-Exempt Securities			$3,404,984
	(Cost $ 3,404,984)

Total Investments	99.1%			$165,023,535
	(Cost $ 161,203,429)
Other Assets, Less Liabilities				1,462,573
	0.9%
Net Assets	100.0%			$166,486,108

LOC: Letter of Credit
Pre-refunded bonds are backed by an escrow or trust containing U.S. Government or Agency Securities.
The following numerical references indicate issues insured or guaranteed by the specific municipal bond insurance corporation or federal agency:

(1)	AMBAC Assurance Corporation
(2)	CIFG Guaranty
(3)	Federal Housing Administration
(4)	Financial Security Assurance, Inc.
(5)	Government National Mortgage Association
(6)	Housing and Urban Development Section 8
(7)	Municipal Bond Investors Assurance Corporation
(8)	XL Capital Assurance, Inc.
(9)	General Obligation of Authority
(10)	U.S. Government Guarantee Public Housing Administration
(11)	FGIC Corporation

Percentages shown are a percent of net assets

North Track Funds, Inc.
Cash Reserve Fund
Schedule of Investments
January 31, 2008

Principal Amount		Maturity Date	Interest Rate	Value

U.S. Government Agency Securities	13.0%

Federal Home Loan Bank ("FHLB")
1,000,000	FHLB Note	11/14/08	3.625%	994,854
1,000,000	FHLB Note	06/11/08	4.750%	998,928
3,000,000	FHLB Note	05/23/08	3.500%	3,005,561
3,500,000	FHLB Note	04/18/08	4.125%	3,498,338
4,000,000	FHLB Discount Note	03/19/08	4.050%	3,978,850
2,450,000	FHLB Note	02/15/08	3.625%	2,448,867

	Total Federal Home Loan Bank			14,925,398

Federal Home Loan Mortgage Corporation ("FHLMC")
2,550,000	FHLMC Note	02/16/08	3.500%	2,549,132

	Total Federal Home Loan Mortgage Corporation			2,549,132

Federal National Mortgage Association ("FNMA")
3,000,000	FNMA Note	07/25/08	4.000%	2,988,503
1,000,000	FNMA Note	06/15/08	5.250%	1,001,234
1,500,000	FNMA Note	04/10/08	4.875%	1,500,265
3,555,000	FNMA Discount Note	03/27/08	4.240%	3,531,972
1,000,000	FNMA Note	03/18/08	4.000%	999,428

	Total Federal National Mortgage Association			10,021,402

TOTAL U.S. GOVERNMENT AGENCY SECURITIES				27,495,932

Corporate Securities	83.6%

Bonds and Notes	25.1%
3,500,000	American Express Credit Corporation	05/16/08	3.000%	3,477,438
	Global Notes
1,000,000	Bank of America	08/15/08	3.250%	990,931
	Global Notes
4,000,000	Citigroup, Inc.	02/15/08	6.500%	4,001,469
	Global Notes
1,515,000	Citigroup, Inc.	02/09/08	3.625%	1,518,394
	Global Notes
2,215,000	Citigroup, Inc.	02/01/08	3.500%	2,215,000
	Global Notes
1,763,000	FleetBoston Financial Corporation	02/15/08	3.850%	1,761,972
	Domestic Notes
1,500,000	Florida Power and Light	06/01/08	6.000%	1,503,955
	Domestic Notes
4,050,000	FPL Group Capital, Inc.	02/16/08	5.551%	4,050,097
	Domestic Notes
1,000,000	General Electric Capital Corporation	10/15/08	3.600%	1,004,333
	Global Notes
2,808,000	HSBC Financial Corporation	12/15/08	4.125%	2,786,806
	Global Notes
1,000,000	HSBC Financial Corporation	11/15/08	6.500%	1,011,249
	Global Notes
1,000,000	HSBC Financial Corporation	03/11/08	4.125%	998,761
	Domestic Medium Term Note
3,500,000	IBM Corporation	02/01/08	3.800%	3,500,000
	Domestic Medium Term Note
3,085,000	John Deere Capital	08/25/08	4.500%	3,092,712
	Domestic Medium Term Note
1,600,000	JP Morgan Chase	06/30/08	2.625%	1,590,227
	Global Notes
2,360,000	JP Morgan Chase	05/01/08	3.625%	2,352,299
	Global Notes
2,000,000	JP Morgan Chase	02/01/08	4.000%	2,000,000
	Global Notes
1,500,000	Lehman Brothers Holding	08/07/08	3.500%	1,485,298
	Global Notes
1,400,000	Marshall & Ilsley Corporation	08/25/08	4.500%	1,394,165
	Domestic Notes
4,070,000	Marshall & Ilsley Corporation	02/08/08	3.800%	4,068,810
	Domestic Medium Term Note
1,000,000	Merrill Lynch	01/15/09	4.125%	1,002,100
	Domestic Medium Term Note
1,359,000	Merrill Lynch	10/27/08	4.831%	1,358,337
	Domestic Medium Term Note
1,825,000	Merrill Lynch	07/15/08	3.125%	1,812,003
	Domestic Medium Term Note
2,000,000	Merrill Lynch	04/21/08	3.700%	1,992,853
	Domestic Medium Term Note
800,000	Wells Fargo & Company	08/15/08	4.000%	800,593
	Global Notes
1,325,000	Wells Fargo & Company	03/10/08	4.125%	1,323,420
	Global Notes

	Total Corporate Bonds and Notes			53,093,222

Commercial Paper	58.5%
2,000,000	American Express Credit Corporation	03/28/08	3.400%	1,989,422
2,000,000	American Express Credit Corporation	02/12/08	4.650%	1,997,158
2,000,000	American Express Credit Corporation	02/07/08	4.730%	1,998,423
2,000,000	American General Finance Corporation	04/07/08	2.940%	1,989,220
2,000,000	American General Finance Corporation	03/19/08	3.710%	1,990,313
1,000,000	American General Finance Corporation	03/17/08	3.030%	996,213
2,500,000	American General Finance Corporation	03/14/08	3.050%	2,491,104
2,000,000	American General Finance Corporation	03/05/08	3.990%	1,992,685
3,000,000	American Honda Finance Corporation	03/07/08	2.930%	2,991,454
2,500,000	American Honda Finance Corporation	02/21/08	4.220%	2,494,139
2,500,000	American Honda Finance Corporation	02/13/08	4.470%	2,496,275
4,000,000	Cargill, Inc.	02/13/08	4.700%	3,993,733
2,500,000	Cargill, Inc.	03/20/08	3.880%	2,487,067
1,500,000	Chevron Texaco Corporation	02/28/08	2.950%	1,496,681
3,000,000	Chevron Texaco Corporation	02/20/08	4.380%	2,993,065
2,500,000	Chevron Texaco Corporation	02/19/08	3.450%	2,495,687
3,000,000	Chevron Texaco Corporation	02/04/08	4.270%	2,998,932
2,000,000	Danske Corporation	03/11/08	4.300%	1,990,683
3,000,000	Danske Corporation	02/04/08	4.400%	2,998,900
2,000,000	General Electric Capital Corporation	03/06/08	4.550%	1,991,406
2,000,000	General Electric Capital Corporation	02/29/08	4.430%	1,993,109
1,500,000	General Electric Capital Corporation	02/21/08	4.680%	1,496,100
1,000,000	General Electric Capital Corporation	02/20/08	3.070%	998,380
2,500,000	General Electric Capital Corporation	02/14/08	4.600%	2,495,847
3,000,000	Harley-Davidson Funding	03/12/08	4.200%	2,986,000
1,500,000	HSBC Finance Corporation	05/02/08	3.100%	1,488,247
2,500,000	HSBC Finance Corporation	03/18/08	4.300%	2,486,264
2,000,000	IBM Corporation	02/07/08	4.140%	1,998,620
2,000,000	John Deere Capital	03/07/08	4.140%	1,991,950
2,000,000	John Deere Capital	02/22/08	4.480%	1,994,773
3,000,000	John Deere Capital	02/05/08	4.560%	2,998,480
2,000,000	JP Morgan Chase	04/17/08	4.600%	1,980,578
605,000	JP Morgan Chase	02/12/08	4.500%	604,168
692,000	JP Morgan Chase	02/08/08	4.500%	691,395
2,000,000	Marshall & Ilsley Corporation	03/17/08	4.540%	1,988,650
2,000,000	Marshall & Ilsley Corporation	02/06/08	4.890%	1,998,642
2,500,000	Prudential Funding Corporation	04/04/08	2.850%	2,487,531
3,000,000	Prudential Funding Corporation	04/02/08	2.800%	2,985,767
3,000,000	Sigma Aldrich Corporation	02/22/08	3.180%	2,994,435
5,000,000	Sigma Aldrich Corporation	02/19/08	3.390%	4,991,525
4,000,000	Societe Generale	04/15/08	3.965%	3,967,399
2,000,000	Societe Generale	03/10/08	5.050%	1,989,339
2,000,000	Societe Generale	02/01/08	5.110%	2,000,000
1,000,000	Toyota Motor Credit Corporation	03/05/08	3.900%	996,425
3,000,000	Toyota Motor Credit Corporation	03/04/08	4.270%	2,988,613
2,500,000	Toyota Motor Credit Corporation	02/14/08	4.640%	2,495,811
2,000,000	Toyota Motor Credit Corporation	02/07/08	4.360%	1,998,547
1,500,000	Toyota Motor Credit Corporation	02/04/08	4.600%	1,499,425
2,000,000	UBS Finance (Delaware) LLC	09/23/08	3.540%	1,953,783
3,000,000	UBS Finance (Delaware) LLC	04/23/08	3.160%	2,978,407
2,500,000	UBS Finance (Delaware) LLC	04/03/08	4.830%	2,479,204
1,025,000	UBS Finance (Delaware) LLC	03/03/08	4.830%	1,020,737
3,000,000	Wells Fargo Finance	02/29/08	3.840%	2,991,040
2,000,000	Wells Fargo Finance	02/26/08	3.840%	1,994,667
2,000,000	Wells Fargo Finance	02/25/08	3.830%	1,994,893
	Total Commercial Paper			123,871,311

TOTAL CORPORATE SECURITIES				176,964,533

Short Term Securities	4.5%

Money Market	0.5%

1,089,296	Aim Liquid Assets			1,089,296
	Cash Management
708	Highmark Diversified Money Market Fund,			708
	Fiduciary Shares
	Total Money Market			1,090,004

Euro Dollar Time Deposit	3.9%
8,352,000	M&T Bank of New York Grand Cayman Branch
		02/01/08	3.063%	8,352,000

TOTAL SHORT TERM SECURITIES				9,442,004

TOTAL INVESTMENTS, AT AMORTIZED COST		101.1%		213,902,469
LIABILITIES, LESS OTHER ASSETS		(1.1)%		(2,292,256)
NET ASSETS		100.0%		211,610,213

Percentages shown are a percent of net assets

Investment Transactions ---

Net unrealized appreciation (depreciation) on securities held by the Funds and the total cost of securities
(excluding tax adjustments) as of January 31, 2008, were as follows:

	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus

Gross unrealized appreciation	44,007	1,459,788	59,473,530	81,838,833	16,057,233
Gross unrealized depreciation	(747,376)	(3,671,889)	(8,284,214)	(61,479,582)	(2,599,592)
Net unrealized appreciation (depreciation)	$(703,369)	$(2,212,101)	$51,189,316	$20,359,251	$13,457,641

Cost of investments	$8,760,117	$36,470,033	$227,965,435	$336,516,961	$41,251,482

	Dow Jones U.S. Financial 100 Plus	Strategic Allocation	S&P 100 Index	Wisconsin Tax-Exempt

Gross unrealized appreciation	9,701,285	4,255,913	60,388,887	4,756,206
Gross unrealized depreciation	(4,515,986)	(916,139)	(12,009,472)	(936,100)
Net unrealized appreciation (depreciation)	$5,185,299	$3,339,774	$48,379,415	$3,820,106

Cost of investments	$40,621,152	$41,123,089	$81,921,418	$161,203,429

Futures Contracts -

Futures contracts activity for the three months ended January 31, 2008, in the NYSE Arca Tech 100 Index and the S&P 100 Index Funds, respectively, was as follows:

	Number of Contracts	Aggregate Face Value of Contracts
NYSE Arca Tech 100 Index Fund:
Outstanding at October 31, 2007	10	$2,247,000
Contracts opend	63	12,424,880
Contracts closed	(65)	(13,236,200)
Outstanding at January 31, 2008	8	$1,435,680

S&P 100 Index Fund:
Outstanding at October 31, 2007	18	$1,388,465
Contracts opend	56	3,999,993
Contracts closed	(58)	(4,296,353)
Outstanding at January 31, 2008	16	$1,092,105

The number of financial futures contracts and the gross unrealized appreciation (depreciation) at January 31, 2008, for each Fund were as follows:

	Number of Contracts	Unrealized Appreciation (Depreciation)	Aggregate Face Value of Contracts

NYSE Arca Tech 100 Index Fund:
NASDAQ 100 Index Futures expiring March 2008	8	$42,520	1,478,200.00

S&P 100 Index Fund:
S&P 500 E-Mini Index Futures expiring March 2008	16	$11,575	1,103,680.00

Securities Lending

As of January 31, 2008

	Market Value
	Loaned Securities	Collateral
Large Cap Equity Fund	-	-
Equity Income Fund	-	-
Geneva Growth Fund	56,531,457	58,439,918
NYSE Arca Tech 100 Index Fund	53,488,913	55,418,826
Dow Jones U.S. Health Care 100 Plus Fund	2,365,054	2,462,176
Dow Jones U.S. Financial 100 Plus Fund	2,842,549	2,952,774
Strategic Allocation Fund	-	-
S&P 100 Index Fund	2,443,912	2,501,370
Wisconsin Tax-Exempt Fund	-	-

Cash Reserve Fund	-	-

Item 2. Controls and Procedures

(a)  Disclosure Controls and Procedures. The Registrant's management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of this report on Form N-Q. Based on such evaluation, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, proc-essed, summarized and reported within the applicable time periods.

(b)  Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has ma-terially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 31st day of March, 2008.

NORTH TRACK FUNDS, INC.

By: /s/ Brian K. Andrew
Brian K. Andrew, CFA, President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Invest-ment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 31st day of March, 2008.

By: /s/ Brian K. Andrew
Brian K. Andrew, CFA, President
(Principal Executive Officer)

By: /s/ Todd A. Krause
Todd A. Krause, Chief Financial
Officer and Treasurer (Principal
Financial Officer)